Net deferred tax position - Summary of Net Deferred Tax Position (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	€ 2,442	€ 3,140	€ 1,199
Deferred tax liabilities	(1,770)	(2,294)	(3,414)
Reserves likely to be distributed in the foreseeable future	47,800
Deferred tax assets	4,212	5,434	4,613
Deferred tax liabilities	1,770	2,294	3,414
Consolidation adjustments (intragroup margin in inventory)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,142	1,270	1,195
Provision for pensions and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,213	1,327	1,166
Remeasurement of other acquired intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(3,083)	(2,656)	(3,740)
Remeasurement of other acquired intangible assets | Bioverativ
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,021)
Deferred tax liabilities	1,021
Remeasurement of other acquired intangible assets | Principia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(547)
Deferred tax liabilities	547
Remeasurement of other acquired intangible assets | Genzyme
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(367)
Deferred tax liabilities	367
Remeasurement of other acquired intangible assets | Synthorx
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(315)
Deferred tax liabilities	315
Recognition of acquired property, plant and equipment at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(27)	(33)	(31)
Equity interests in subsidiaries and investments in other entities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(522)	(421)	(437)
Tax losses available for carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,327	1,323	1,341
Stock options and other share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	88	142	110
Accrued expenses and provisions deductible at time of payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,399	1,405	1,394
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	905	783	201
Deferred tax relating to restructuring provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 307	€ 259	€ 218